Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018
Pro Forma Combined
Revenues
Revenues			$ 4,743,069
Expenses
Real estate expenses			3,899,640
Gross margin			843,429
Selling, general and administrative expenses			512,576
Equity in income of unconsolidated entities			(10,626)
Interest income and other expense/income, net			(5,432)
Loss on extinguishment of debt			7,239
Transaction expenses			7,486
Income (loss) before income taxes			332,186
Income tax expense (benefit)			82,618
Net income attributable to non-controlling interests			(19,235)
Net income before allocation to non-controlling interests			249,568
Net income (loss)			$ 230,333
Diluted earnings (loss) per share			$ 1.62
Earnings per common share
Basic			$ 1.65
Weighted average number of shares of common stock:
Basic			139,467
Diluted			142,401
Pro Forma Merger Adjustments
Revenues
Revenues			$ 39,367
Expenses
Real estate expenses			32,299
Gross margin			7,068
Selling, general and administrative expenses			0
Equity in income of unconsolidated entities			0
Interest income and other expense/income, net			4,016
Loss on extinguishment of debt			0
Transaction expenses			0
Income (loss) before income taxes			3,052
Income tax expense (benefit)			763
Net income attributable to non-controlling interests			0
Net income before allocation to non-controlling interests			2,289
Net income (loss)			$ 2,289
Weighted average number of shares of common stock:
Basic			(5,678)
Diluted			(5,142)
Pro Forma Merger Adjustments
Revenues
Revenues						$ 0
Expenses
Real estate expenses						9,031
Gross margin						(9,031)
Selling, general and administrative expenses						0
Equity in income of unconsolidated entities						0
Interest income and other expense/income, net						(9,031)
Loss on extinguishment of debt						0
Transaction expenses						0
Income (loss) before income taxes						0
Income tax expense (benefit)						0
Net income attributable to non-controlling interests						0
Net income before allocation to non-controlling interests						0
Net income (loss)						$ 0
Diluted earnings (loss) per share						$ 0
Earnings per common share
Basic						$ 0
Weighted average number of shares of common stock:
Basic						(22,587)
Diluted						(22,998)
AV Homes Inc [Member]
Revenues
Revenues	$ 197,177	$ 205,739		$ 552,745	$ 562,481
Expenses
Real estate expenses	164,044	171,846		458,864	466,369
Selling, general and administrative expenses	29,959	27,085		84,192	76,470
Interest income and other expense/income, net	(557)	(407)		(1,407)	(665)
Interest expense	2,628	2,625		9,031	7,147
Loss on extinguishment of debt	0	6,939		0	9,872
Total expenses	196,074	208,088		550,680	559,193
Income (loss) before income taxes	1,103	(2,349)		2,065	3,288
Income tax expense (benefit)	989	(872)		1,295	1,679
Net income (loss)	$ 114	$ (1,477)		$ 770	$ 1,609
Basic earnings (loss) per share	$ 0.01	$ (0.07)		$ 0.03	$ 0.07
Diluted earnings (loss) per share	$ 0	$ (0.07)		$ 0.03	$ 0.07
Weighted average number of shares of common stock:
Basic	22,605	22,504		22,587	22,487
Diluted	23,069	22,504		22,998	22,674
Taylor Morrison Condensed Historical
Revenues
Revenues			$ 3,295,623			$ 4,227,393
Expenses
Real estate expenses			2,678,735			3,489,200
Gross margin			616,888			738,193
Selling, general and administrative expenses			347,799			416,943
Equity in income of unconsolidated entities			(7,983)			(13,332)
Interest income and other expense/income, net			(3,742)			10,177
Loss on extinguishment of debt			5,806			0
Transaction expenses			6,496			50,889
Income (loss) before income taxes			268,512			273,516
Income tax expense (benefit)			68,307			63,036
Net income attributable to non-controlling interests			(211)			(4,116)
Net income before allocation to non-controlling interests			200,205			210,480
Net income (loss)			$ 199,994			$ 206,364
Diluted earnings (loss) per share			$ 1.84			$ 1.83
Earnings per common share
Basic			$ 1.86			$ 1.85
Weighted average number of shares of common stock:
Basic			107,389			111,743
Diluted			108,599			115,119
William Lyon Homes Condensed Historical
Revenues
Revenues			$ 1,408,079			$ 2,087,171
Expenses
Real estate expenses			1,188,606			1,708,444
Gross margin			219,473			378,727
Selling, general and administrative expenses			164,777			233,767
Equity in income of unconsolidated entities			(2,643)			(3,118)
Interest income and other expense/income, net			(5,706)			(567)
Loss on extinguishment of debt			1,433			(1,015)
Transaction expenses			990			3,907
Income (loss) before income taxes			60,622			145,753
Income tax expense (benefit)			13,548			30,620
Net income attributable to non-controlling interests			(19,024)			(23,537)
Net income before allocation to non-controlling interests			47,074			115,133
Net income (loss)			$ 28,050			$ 91,596
Diluted earnings (loss) per share			$ 0.72			$ 2.32
Earnings per common share
Basic			$ 0.74			$ 2.42
Weighted average number of shares of common stock:
Basic			37,756			37,832
Diluted			38,944			39,419
AV Homes Condensed Historical
Revenues
Revenues						$ 552,745
Expenses
Real estate expenses						458,864
Gross margin						93,881
Selling, general and administrative expenses						84,192
Equity in income of unconsolidated entities						0
Interest income and other expense/income, net						7,624
Loss on extinguishment of debt						0
Transaction expenses						0
Income (loss) before income taxes						2,065
Income tax expense (benefit)						1,295
Net income attributable to non-controlling interests						0
Net income before allocation to non-controlling interests						770
Net income (loss)						$ 770
Diluted earnings (loss) per share						$ 0.03
Earnings per common share
Basic						$ 0.03
Weighted average number of shares of common stock:
Basic						22,587
Diluted						22,998
Pro Forma Combined
Revenues
Revenues						$ 6,881,398
Expenses
Real estate expenses						5,674,347
Gross margin						1,207,051
Selling, general and administrative expenses						734,902
Equity in income of unconsolidated entities						(16,450)
Interest income and other expense/income, net						11,037
Loss on extinguishment of debt						(1,015)
Transaction expenses						54,796
Income (loss) before income taxes						423,781
Income tax expense (benefit)						95,563
Net income attributable to non-controlling interests						(29,671)
Net income before allocation to non-controlling interests						328,218
Net income (loss)						$ 298,547
Diluted earnings (loss) per share						$ 2.05
Earnings per common share
Basic						$ 2.08
Weighted average number of shares of common stock:
Basic						143,821
Diluted						148,921
Pro Forma Merger Adjustments
Revenues
Revenues						$ 14,089
Expenses
Real estate expenses						8,808
Gross margin						5,281
Selling, general and administrative expenses						0
Equity in income of unconsolidated entities						0
Interest income and other expense/income, net						2,834
Loss on extinguishment of debt						0
Transaction expenses						0
Income (loss) before income taxes						2,447
Income tax expense (benefit)						612
Net income attributable to non-controlling interests						(2,018)
Net income before allocation to non-controlling interests						1,835
Net income (loss)						$ (183)
Weighted average number of shares of common stock:
Basic						(5,754)
Diluted						(5,617)
Taylor Morrison / AV Homes Pro Forma Combined
Revenues
Revenues						$ 4,780,138
Expenses
Real estate expenses						3,957,095
Gross margin						823,043
Selling, general and administrative expenses						501,135
Equity in income of unconsolidated entities						(13,332)
Interest income and other expense/income, net						8,770
Loss on extinguishment of debt						0
Transaction expenses						50,889
Income (loss) before income taxes						275,581
Income tax expense (benefit)						64,331
Net income attributable to non-controlling interests						(4,116)
Net income before allocation to non-controlling interests						211,250
Net income (loss)						$ 207,134
Diluted earnings (loss) per share						$ 1.84
Earnings per common share
Basic						$ 1.85
Weighted average number of shares of common stock:
Basic						111,743
Diluted						115,119
Home building | AV Homes Inc [Member]
Revenues
Revenues	$ 192,851	$ 201,724		$ 536,652	$ 547,268
Expenses
Real estate expenses	159,816	168,555		444,848	454,020
Amenity and other | AV Homes Inc [Member]
Revenues
Revenues	4,102	3,875		13,209	12,637
Expenses
Real estate expenses	4,004	3,167		13,354	11,063
Land sales | AV Homes Inc [Member]
Revenues
Revenues	224	140		2,884	2,576
Expenses
Real estate expenses	$ 224	$ 124		$ 662	$ 1,286
Home and land closings | Pro Forma Combined
Revenues
Revenues			$ 4,620,151
Expenses
Real estate expenses			3,810,799
Home and land closings | Pro Forma Merger Adjustments
Revenues
Revenues			18,451
Expenses
Real estate expenses			16,228
Home and land closings | Pro Forma Merger Adjustments
Revenues
Revenues						$ 0
Expenses
Real estate expenses						9,031
Home and land closings | Taylor Morrison Condensed Historical
Revenues
Revenues			3,219,643			4,155,117
Expenses
Real estate expenses			2,629,386			3,444,311
Home and land closings | William Lyon Homes Condensed Historical
Revenues
Revenues			1,382,057			2,081,721
Expenses
Real estate expenses			1,165,185			1,703,298
Home and land closings | AV Homes Condensed Historical
Revenues
Revenues						539,536
Expenses
Real estate expenses						445,510
Home and land closings | Pro Forma Combined
Revenues
Revenues						6,787,800
Expenses
Real estate expenses						5,609,107
Home and land closings | Pro Forma Merger Adjustments
Revenues
Revenues						11,426
Expenses
Real estate expenses						6,957
Home and land closings | Taylor Morrison / AV Homes Pro Forma Combined
Revenues
Revenues						4,694,653
Expenses
Real estate expenses						3,898,852
Financial services | Pro Forma Combined
Revenues
Revenues			81,974
Expenses
Real estate expenses			54,284
Financial services | Pro Forma Merger Adjustments
Revenues
Revenues			0
Expenses
Real estate expenses			0
Financial services | Pro Forma Merger Adjustments
Revenues
Revenues						0
Expenses
Real estate expenses						0
Financial services | Taylor Morrison Condensed Historical
Revenues
Revenues			62,117			67,758
Expenses
Real estate expenses			36,595			41,469
Financial services | William Lyon Homes Condensed Historical
Revenues
Revenues			19,857			0
Expenses
Real estate expenses			17,689			5,146
Financial services | AV Homes Condensed Historical
Revenues
Revenues						0
Expenses
Real estate expenses						0
Financial services | Pro Forma Combined
Revenues
Revenues						67,758
Expenses
Real estate expenses						46,615
Financial services | Pro Forma Merger Adjustments
Revenues
Revenues						0
Expenses
Real estate expenses						0
Financial services | Taylor Morrison / AV Homes Pro Forma Combined
Revenues
Revenues						67,758
Expenses
Real estate expenses						41,469
Amenity | Pro Forma Combined
Revenues
Revenues			40,944
Expenses
Real estate expenses			34,557
Amenity | Pro Forma Merger Adjustments
Revenues
Revenues			20,916
Expenses
Real estate expenses			16,071
Amenity | Pro Forma Merger Adjustments
Revenues
Revenues						0
Expenses
Real estate expenses						0
Amenity | Taylor Morrison Condensed Historical
Revenues
Revenues			13,863			4,518
Expenses
Real estate expenses			12,754			3,420
Amenity | William Lyon Homes Condensed Historical
Revenues
Revenues			6,165			5,450
Expenses
Real estate expenses			$ 5,732			0
Amenity | AV Homes Condensed Historical
Revenues
Revenues						13,209
Expenses
Real estate expenses						13,354
Amenity | Pro Forma Combined
Revenues
Revenues						25,840
Expenses
Real estate expenses						18,625
Amenity | Pro Forma Merger Adjustments
Revenues
Revenues						2,663
Expenses
Real estate expenses						1,851
Amenity | Taylor Morrison / AV Homes Pro Forma Combined
Revenues
Revenues						17,727
Expenses
Real estate expenses						$ 16,774